(29) SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
Segment Information
SEGMENT INFORMATION

The segregation of the Company’s operating segments is based on the internal financial information and management structure and is made by type of business: electric energy distribution, electric energy generation (conventional and renewable sources), electric energy commercialization and services rendered activities.

Profit or loss, assets and liabilities per segment include items directly attributable to the segment, as well as those that can be allocated on a reasonable basis, if applicable. Prices charged between segments are based on similar market transactions. Note 1 presents the subsidiaries in accordance with their areas of operation and provides further information on each subsidiary and its business area and segment.

The information segregated by segment is presented below, in accordance with the criteria established by Executive Officers:

	Distribution	Generation (conventional source)	Generation (renewable source)	Commercialization	Services	Total	Others (*)	Elimination	Total
2017
Net operating revenue	21,068,435	741,842	1,489,932	3,402,804	40,611	26,743,623	1,281	-	26,744,905
(-) Intersegment revenues	8,182	448,421	469,152	11,297	444,935	1,381,988	-	(1,381,988)	-
Cost of electric energy	(14,146,703)	(147,379)	(348,029)	(3,196,028)	-	(17,838,139)	-	936,621	(16,901,518)
Operating costs and expenses	(4,695,480)	(156,340)	(389,443)	(47,296)	(398,188)	(5,686,747)	(51,121)	445,366	(5,292,502)
Depreciation and amortization	(763,739)	(123,129)	(617,017)	(3,054)	(19,760)	(1,526,699)	(2,353)	-	(1,529,052)
Income from electric energy service	1,470,695	763,415	604,596	167,724	67,598	3,074,028	(52,193)	-	3,021,834
Equity	-	312,390	-	-	-	312,390	-	-	312,390
Finance income	597,133	102,713	137,746	19,117	10,693	867,402	12,912	-	880,314
Finance expenses	(1,163,600)	(431,289)	(648,571)	(52,023)	(6,445)	(2,301,928)	(65,939)	-	(2,367,868)
Profit (loss) before taxes	904,228	747,229	93,770	134,818	71,846	1,951,891	(105,220)	-	1,846,670
Income tax and social contribution	(299,510)	(95,688)	(74,125)	(44,527)	(16,994)	(530,844)	(72,784)	-	(603,629)
Attributable to controlling shareholders	604,717	651,541	19,645	90,290	54,852	1,421,045	(178,004)	-	1,243,042
Attributable to controlling shareholders	604,717	601,969	3,382	90,290	54,852	1,355,211	(178,004)	-	1,177,206
Attributable to noncontrolling interests	-	49,572	16,263	-	-	65,835	-	-	65,836
Total assets (**)	22,278,452	4,287,337	12,815,017	931,546	374,435	40,686,787	596,125	-	41,282,912
Purchases of PP&E and intangible assets	1,882,502	8,973	621,046	2,927	54,149	2,569,598	835	-	2,570,433
								-
2016
Net operating revenue	15,017,166	593,775	1,334,571	2,024,350	81,595	19,051,456	60,633	-	19,112,089
(-) Intersegment revenues	22,526	409,338	338,357	62,757	318,770	1,151,748	8,661	(1,160,410)	-
Cost of electric energy	(9,747,720)	(98,521)	(272,125)	(1,876,952)	-	(11,995,318)	-	795,075	(11,200,242)
Operating costs and expenses	(3,447,081)	(106,364)	(407,673)	(47,548)	(322,131)	(4,330,797)	(132,611)	365,334	(4,098,074)
Depreciation and amortization	(591,334)	(126,596)	(553,169)	(3,779)	(12,870)	(1,287,748)	(3,417)	-	(1,291,166)
Income from electric energy service	1,253,557	671,631	439,961	158,829	65,363	2,589,342	(66,734)	-	2,522,608
Equity	-	311,414	-	-	-	311,414	-	-	311,414
Finance income	781,365	182,574	132,653	31,513	10,742	1,138,848	61,655	-	1,200,503
Finance costs	(1,331,973)	(562,196)	(667,344)	(24,761)	(5,272)	(2,591,546)	(62,432)	-	(2,653,978)
Profit (loss) before taxes	702,950	603,424	(94,730)	165,581	70,832	1,448,057	(67,510)	-	1,380,547
Income tax and social contribution	(295,748)	(98,530)	(46,311)	(53,225)	(17,019)	(510,833)	9,343	-	(501,490)
Profit (loss) for the year	407,202	504,894	(141,041)	112,357	53,813	937,225	(58,167)	-	879,057
Attributable to controlling shareholders	407,202	461,411	(75,731)	112,357	53,813	959,052	(58,167)	-	900,885
Attributable to noncontrolling interests	-	43,483	(65,311)	-	-	(21,828)	-	-	(21,828)
Total assets (**)	22,887,781	5,310,924	12,459,791	466,021	345,372	41,469,889	701,103	-	42,170,992
Purchases of PP&E and intangible assets	1,200,621	7,564	978,896	3,713	42,954	2,233,748	4,199	-	2,237,949

2015
Net operating revenue	16,945,222	572,553	1,262,297	1,716,348	55,547	20,551,967	47,246	-	20,599,212
(-) Intersegment revenues	22,318	411,038	335,979	82,544	239,088	1,090,966	3,136	(1,094,101)	-
Cost of electric energy	(11,934,217)	(223,495)	(260,091)	(1,629,793)	-	(14,047,596)	-	735,849	(13,311,747)
Operating costs and expenses	(2,889,495)	(85,388)	(336,834)	(39,632)	(251,385)	(3,602,734)	(117,649)	358,257	(3,362,126)
Depreciation and amortization	(587,059)	(131,969)	(540,578)	(4,534)	(12,633)	(1,276,773)	(3,128)	-	(1,279,903)
Income from electric energy service	1,556,770	542,738	460,772	124,933	30,617	2,715,830	(70,396)	-	2,645,434
Equity	-	216,885	-	-	-	216,885	-	-	216,885
Finance income	740,628	110,018	131,354	42,840	44,098	1,068,938	74,310	-	1,143,247
Finance costs	(1,256,801)	(549,286)	(599,303)	(38,386)	(4,858)	(2,448,634)	(102,477)	-	(2,551,110)
Profit (loss) before taxes	1,040,597	320,354	(7,176)	129,386	69,857	1,553,017	(98,563)	-	1,454,454
Income tax and social contribution	(414,633)	(37,570)	(49,222)	(41,282)	(18,232)	(560,939)	(18,239)	-	(579,177)
Profit (loss) for the year	625,965	282,783	(56,398)	88,104	51,625	992,079	(116,802)	-	875,277
Attributable to controlling shareholders	625,965	251,831	(35,781)	88,104	51,625	981,744	(116,802)	-	864,942
Attributable to noncontrolling interests	-	30,954	(20,617)	(0)	-	10,337	-	-	10,337
Total assets (**)	22,138,086	4,575,230	11,868,943	714,781	317,845	39,614,885	917,586	-	40,532,471
Purchases of PP&E and intangible assets	868,495	6,910	493,584	2,432	39,176	1,410,597	17,199	-	1,427,796

(*) Others - Refer basically to assets and transactions not related to any of the identified segments

(**) Intangible assets, net of amortization, were allocated to their respective segments

As the Brazilian economic conditions have deteriorated even further during 2017, the following was recorded R$20,437 of CPFL Renováveis (renewable generation segment) impairment losses (R$40,433 in 2016) and CPFL Telecom – “segment others”, an additional impairment of R$7,858 in 2016. This loss was recognized in the statement of profit or loss in line item “Other operating expenses” (note 27).

The investment balance in joint ventures, accounted for under the equity method and classified in the generation (conventional source) segment, is R$1,022,696 (R$ 1,493,753 in 2016).